INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity method earnings	$ 15,191	$ 6,726	$ 48,027
Deferred income tax expense related to Legacy Dole	12,600	31,061	20,915
Share of equity method earnings	14,721	7,270	43,284
Other Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method earnings	14,721	7,270	14,851
Gain (loss) on step-up acquisition	0	0	(7,670)
Gain (loss) on disposal of equity method investments	470	(544)	1,096
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Equity method earnings	0	0	38,874
Deferred income tax expense related to Legacy Dole	0	0	(10,441)
Impairment of original 45.0% investment in Legacy Dole	0	0	(122,926)
Gain on preexisting contractual arrangements with Legacy Dole	0	0	93,000
Gain on release of deferred tax reserves attributable to Legacy Dole	0	0	20,124
Gain on release of Legacy Dole indemnities	0	0	4,403
Gain on release of cumulative equity reserves attributable to Legacy Dole			1,376
Gain (loss) on step-up acquisition	$ 0	$ 0	$ 4,023
Legacy Dole | Total Produce
Schedule of Equity Method Investments [Line Items]
Ownership percentage			45.00%	45.00%